Restructuring Charges - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Restructuring and Impairment Costs [Line Items]
Restructuring costs	¥ 90,689	¥ 75,570	¥ 74,386
Term of restructuring activities	1 year
Impairment of long-lived assets	¥ 18,926	72,724
PC business
Restructuring and Impairment Costs [Line Items]
Restructuring costs	19,635	40,850
Impairment of long-lived assets		12,817
Expenses to compensate suppliers | PC business
Restructuring and Impairment Costs [Line Items]
Restructuring costs		8,019
Other associated costs
Restructuring and Impairment Costs [Line Items]
Restructuring costs	20,259	14,759	¥ 6,473
Other associated costs | PC business
Restructuring and Impairment Costs [Line Items]
Restructuring costs	8,278	¥ 12,819
Headcount Reductions
Restructuring and Impairment Costs [Line Items]
Restructuring costs	22,345
Headcount Reductions | Disc manufacturing business
Restructuring and Impairment Costs [Line Items]
Restructuring costs	¥ 6,923